STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss				$ (30,374)
Net cash used in operating activities				(30,374)
Cash flows provided used by financing activities
Distributions to members
Proceeds from member contributions				35,100
Net cash provided used by financing activities				35,100
Net increase (decrease) in cash				4,726
Cash, beginning of period		$ 4,726	$ 4,726
Cash, end of period				4,726
Changes in assets and liabilities
Distributions to members
Net cash provided used by financing activities				35,100
The Catalyst Group Entertainment Llc [Member]
Cash flows used in operating activities
Net loss	$ (3,056)
Net cash used in operating activities	(3,056)
Cash flows provided used by financing activities
Distributions to members
Proceeds from member contributions
Net cash provided used by financing activities
Net increase (decrease) in cash	(3,056)
Cash, beginning of period	4,726	4,726	4,726
Cash, end of period	1,670	4,726	4,726	4,726
Changes in assets and liabilities
Distributions to members
Net cash provided used by financing activities
Iqi Media Inc [Member]
Cash flows used in operating activities
Net loss			(20,798)	(28,380)
Net cash used in operating activities	(6,224)	(2,352)	(18,976)	(37,767)
Cash flows provided used by financing activities
Distributions to members	900	1,100	(4,316)	(4,380)
Net cash provided used by financing activities	5,900	3,400	20,734	34,720
Net increase (decrease) in cash			1,758	(3,047)
Cash, beginning of period	1,836	79	79	3,127
Cash, end of period			1,836	79
Net loss	(6,031)	(2,456)
Changes in assets and liabilities
Accounts payable and accrued liabilities	(193)	104	1,821	(6,750)
Distributions to members	(900)	(1,100)	4,316	4,380
Proceeds from related party loans	6,800	4,500	25,050	39,100
Net cash provided used by financing activities	5,900	3,400	20,734	34,720
Net increase (decrease) in cash	(324)	1,048
Cash, beginning of period	1,836	79	79
Cash, end of period	$ 1,512	$ 1,126	$ 1,836	$ 79